Income Tax (Details) - Schedule of net deferred tax assets	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Deferred tax assets:
Write-down of inventories to net realizable value	¥ 716,917	$ 104,329	¥ 825,454
Impairment of property, plant and building	1,769,405	257,492	2,031,460
Deferred government grants	3,296,223	479,681	4,852,383
Losses available for offsetting against future taxable profits	39,366,020	5,728,716	58,257,270
Less: valuation allowance	(39,366,020)	(5,728,716)	(58,257,270)
Total deferred tax assets, net	5,782,545	841,502	7,709,297
Deferred tax liabilities:
Fair value adjustments arising from historical acquisition of subsidiaries	(3,876,964)	(564,193)	(4,670,213)
Total deferred tax liabilities	(3,876,964)	(564,193)	(4,670,213)
Net deferred tax asset	¥ 1,905,581	$ 277,309	¥ 3,039,084